DEBT - Revolving facility (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
DEBT
Debt instrument credit facility leverage ratio	3.50%
Interest service coverage ratio	4.00%
Credit Facility | Minimum
DEBT
Working capital	$ 15.0
Credit Facility | Maximum
DEBT
Working capital	$ 278.6
Revolving Facility
DEBT
Average interest rate (as a percent)	7.90%
Revolving Facility | Minimum
DEBT
Standby fee (as a percent)	0.56%
Revolving Facility | Maximum
DEBT
Standby fee (as a percent)	0.84%
Revolving Facility | Secured Overnight Financing Rate | Minimum
DEBT
Applicable margin (as a percent)	2.50%
Revolving Facility | Secured Overnight Financing Rate | Maximum
DEBT
Applicable margin (as a percent)	3.75%